Significant Accounting Policies (Narrative) (Detail)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) MWh	Dec. 31, 2021 USD ($) MWh $ / shares	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Accrued unbilled revenue					$ 1,100,000,000	$ 779,000,000
Reversal of interest expense on uncertain tax positions effectively settled					21,000,000
Reversal of penalty expense on uncertain tax positions effectively settled					7,000,000
Margin deposit assets					480,000,000	678,000,000
Capitalized interest costs and Capitalized interest costs and AFUDC					84,000,000	96,000,000	$ 85,000,000
Impairment of assets and other charges					$ 2,062,000,000	$ 194,000,000	2,104,000,000
Finite Lived Intangible Asset Useful Life					35 years
Estimated proved developed or proved gas and oil reserves rate per unit | MWh					1.67	1.92
Cost saving incentive					$ 27,000,000	$ 0	0
Discontinued operations property, plant and equipment					28,000,000	21,000,000	18,000,000
Non-jurisdictional and Certain Nonutility Solar Generation Facilities
Significant Accounting Policies [Line Items]
Finite Lived Intangible Asset Useful Life	35 years
Current Assets Held for Sale
Significant Accounting Policies [Line Items]
Accrued unbilled revenue					$ 324,000,000	$ 232,000,000
Change in Depreciation Rates from New Depreciation Study
Significant Accounting Policies [Line Items]
Increase in EPS | $ / shares			$ 0.05			$ 0.03
Revision Of Estimated Useful Life | Non-jurisdictional and Certain Nonutility Solar Generation Facilities
Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expense	$ (16,000,000)
Increase (decrease) in depreciation expense, after tax	$ (12,000,000)
Increase in EPS | $ / shares	$ 0.02
Minimum
Significant Accounting Policies [Line Items]
Lease extend term					1 year
Maximum
Significant Accounting Policies [Line Items]
Lease extend term					70 years
Virginia Electric and Power Company
Significant Accounting Policies [Line Items]
Accrued unbilled revenue					$ 620,000,000	$ 398,000,000
Percentage of fuel currently subject to deferred fuel accounting					86.00%
Margin deposit assets					$ 310,000,000	167,000,000
Margin liabilities					0	0
Capitalized interest costs and Capitalized interest costs and AFUDC					66,000,000	78,000,000	60,000,000
AFUDC recorded as regulatory asset					34,000,000	35,000,000	11,000,000
Finite Lived Intangible Asset Useful Life	35 years
Virginia Electric and Power Company | Change in Depreciation Rates from New Depreciation Study
Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expense			$ 60,000,000				(31,000,000)
Increase (decrease) in depreciation expense, after tax			$ (45,000,000)				(23,000,000)
Virginia Electric and Power Company | Revision Of Estimated Useful Life
Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expense	$ (6,000,000)
Increase (decrease) in depreciation expense, after tax	$ (4,000,000)
Virginia Electric and Power Company | Electric Generation Facilities
Significant Accounting Policies [Line Items]
Charges recorded with dismantling					167,000,000		54,000,000
Charges recorded with dismantling after tax					124,000,000		40,000,000
Virginia Electric and Power Company | Impairment of Assets and Other Charges
Significant Accounting Policies [Line Items]
Impairment of assets and other charges		$ 751,000,000		$ 76,000,000			127,000,000
Asset impairment charges after tax		$ 559,000,000		$ 56,000,000			$ 94,000,000
Virginia Electric and Power Company | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax receivable						35,000,000
Income tax payable					22,000,000
Virginia Electric and Power Company | Affiliated Entity | Federal
Significant Accounting Policies [Line Items]
Income tax receivable						33,000,000
Income tax payable					25,000,000
Virginia Electric and Power Company | Affiliated Entity | State
Significant Accounting Policies [Line Items]
Income tax receivable					$ 3,000,000	2,000,000
DESC
Significant Accounting Policies [Line Items]
Percentage of fuel currently subject to deferred fuel accounting					96.00%
Dominion Energy Gas Holdings, LLC
Significant Accounting Policies [Line Items]
Inventory under LIFO method					$ 14,000,000	26,000,000
Amount exceeded on LIFO basis					$ 129,000,000	$ 74,000,000
Cove Point | Brookfield
Significant Accounting Policies [Line Items]
Percentage of equity interest sold to noncontrolling interest owners					25.00%
Four Brothers And Three Cedars | Dominion Energy Midstream Partners, LP | Terra Nova Renewable Partners | Nonregulated Solar Projects
Significant Accounting Policies [Line Items]
Percentage of equity interest sold to noncontrolling interest owners					33.00%